General Information- Additional Information (Details)	12 Months Ended
Dec. 31, 2017 Subsidiary
Disclosure Of General Information About Financial Statements [Abstract]
Name of reporting entity	NuCana plc
Description of nature of entity's operations	clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat cancer
Explanation of change in name of reporting entity	On August 29, 2017 the Company re-registered as a public limited company and changed its name from NuCana BioMed Limited to NuCana plc.
Domicile of entity	United Kingdom
Country of incorporation	England and Wales
Name of subsidiary	NuCana, Inc. and NuCana BioMed Trustee Company Limited
Number of subsidiaries	2